Amounts receivable	12 Months Ended
Dec. 31, 2025
Trade and other receivables [Abstract]
Amounts receivable [Text Block]	7. Amounts receivable
	December 31,	December 31,
	2025	2024
	$	$

Revenues receivable from royalty, stream and other interests	2,283	2,110
Other receivables	944	996
	3,227	3,106